Dividends - Schedule of Dividends were Declared and Paid by the Group issued (Details) - Metallon Corporation Limited [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Dividend Declared and Paid [Line Items]
$0 per qualifying ordinary share (2024: $9,000)	[1]		$ 9,000
$0 per qualifying ordinary share (2024: $7,579)			$ 9,018

[1]	— Per share amounts calculated based on 1,000 shares. See Note 26.